Financial assets at amortized cost - Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Banks [Abstract]
Loans and advances to financial institutions	$ 4,464,832	$ 8,282,236
Allowances for ECL	(233,055)	(81,146)
TOTAL	$ 4,231,777	$ 8,201,090